Annual Fund Operating Expenses - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	Jul. 31, 2025
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.73%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	1.06%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.81%

[1]
1	Includes interest expense of 0.02%.